Earning Per Share - Summary of weighted-average number of common shares used to calculate diluted earnings per share (Detail) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [abstract]
Weighted-average number of common shares outstanding	75,620,779	75,767,552	75,869,542
Weighted-average number of potential common share	0	2,222,880	0
Adjusted weighted-average number of common shares	75,620,779	77,990,432	75,869,542